Franchise arrangements	12 Months Ended
Dec. 31, 2025
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangements
Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

As of December 31, 2025 and 2024, net property and equipment under franchise arrangements totaled $135,431 and $102,925, respectively (including land for $24,764 and $21,943, respectively).
Revenues from franchised restaurants for fiscal years 2025, 2024 and 2023 consisted of:

	2025	2024	2023
Rent (i)	$212,425	$202,779	$193,518
Initial fees (ii)	469	380	417
Royalty fees (iii)	188	255	268
Total	$213,082	$203,414	$194,203

(i)Includes rental income of owned buildings and subleases. As of December 31, 2025, 2024 and 2023, the subleases rental income amounted to $176,705, $166,854 and $154,087, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation of $1,094, $833 and $963 in 2025, 2024 and 2023, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation of $77,395, $73,979 and $71,667 in 2025, 2024 and 2023, respectively.

As of December 31, 2025, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Subleased sites	Total
2026	$5,287	$66,177	$71,464
2027	4,469	58,250	62,719
2028	3,738	52,886	56,624
2029	3,560	46,572	50,132
2030	3,212	41,319	44,531
Thereafter	30,251	216,961	247,212
Total	$50,517	$482,165	$532,682